Subsequent Events - Additional Information (Detail) - Subsequent Event - Annapolis Bus Company, Inc. and Towne Transport LLC $ in Millions	Aug. 23, 2017 USD ($)
Subsequent Event [Line Items]
Acquisition consideration	$ 10.0
Business acquisition, cash paid	8.5
Deferred payment	0.5
Common stock value	$ 1.0